Lessor - Operating Lease, Payments, Fiscal Year Maturity (Details) $ in Millions	Dec. 31, 2021 USD ($)
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	$ 5
2023	4
2024	4
2025	4
2026	4
Remaining years	32
Total Lessor, Operating Lease, Payments to be Received	53
Commonwealth Edison Co [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Remaining years	1
Total Lessor, Operating Lease, Payments to be Received	1
PECO Energy Co [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Remaining years	4
Total Lessor, Operating Lease, Payments to be Received	4
Baltimore Gas and Electric Company [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Remaining years	1
Total Lessor, Operating Lease, Payments to be Received	1
Pepco Holdings LLC [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	4
2023	3
2024	4
2025	4
2026	4
Remaining years	26
Total Lessor, Operating Lease, Payments to be Received	45
Potomac Electric Power Company [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Remaining years	0
Total Lessor, Operating Lease, Payments to be Received	0
Delmarva Power & Light Company [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	3
2023	3
2024	4
2025	4
2026	4
Remaining years	26
Total Lessor, Operating Lease, Payments to be Received	44
Atlantic City Electric Company [Member]
Schedule of Lessor, Operating Lease, Payments to be Received, Maturity [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Remaining years	0
Total Lessor, Operating Lease, Payments to be Received	$ 0